Financial Instruments - Fair Value And Cash Flow Hedges (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Cost of sales	[1],[2]	$ 11,248	$ 11,228	$ 12,322
Other (income)/deductions—net	[1]	$ (2,116)	$ (1,416)	$ (3,794)

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1L. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.